Schedule of Investments (unaudited) January 31, 2020	iShares® iBonds® Dec 2026 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 1.5%
Alabama Federal Aid Highway Finance Authority RB, 5.00%, 09/01/26	$30	$37,676
Alabama Public School & College Authority RB, Series B, 5.00%, 01/01/26 (Call 07/01/24)	20	23,511
State of Alabama GO, Series C, 5.00%, 08/01/27 (Call 08/01/26)	150	187,063
University of Alabama (The) RB, Series C, 5.00%, 07/01/26	110	136,792

		385,042

Arizona — 3.3%
Arizona Department of Transportation State Highway Fund Revenue RB, 5.00%, 07/01/26	25	31,265
City of Phoenix AZ GO
5.00%, 07/01/26	180	225,232
5.00%, 07/01/27 (Call 07/01/26)	90	112,071
City of Phoenix Civic Improvement Corp. RB, 5.00%, 07/01/30 (Call 07/01/26)	200	246,802
City of Tucson AZ Water System Revenue RB, 5.00%, 07/01/26	100	124,988
State of Arizona Lottery Revenue RB, 5.00%, 07/01/26	100	124,988

		865,346

Arkansas — 0.1%
State of Arkansas GO, 5.00%, 10/01/26 (Call 10/01/24)	20	23,732

California — 12.6%
California State Public Works Board RB
4.00%, 04/01/28 (Call 10/01/26)	125	147,644
Series C, 5.00%, 11/01/27 (Call 11/01/26)	35	43,965
California State University RB, Series A, 5.00%, 11/01/26 (Call 11/01/25)	75	92,837
El Camino Community College District GO, Series C, 0.00%, 08/01/26(a)	50	46,186
Escondido Union High School District GO, Series A, 0.00%, 08/01/26 (AGC)(a)	40	36,640
Evergreen School District GO, 0.00%, 08/01/26 (AGC)(a)	80	73,565
Grossmont Union High School District GO, 0.00%, 08/01/26 (AGM)(a)	50	45,742
Los Angeles Community College District/CA GO
4.00%, 08/01/29 (Call 08/01/26)	50	59,515
Series C, 5.00%, 06/01/26	30	37,858
Los Angeles County Metropolitan Transportation Authority RB, 5.00%, 06/01/30 (Call 06/01/26)	30	37,441
Los Angeles Department of Water & Power System Revenue RB 5.00%, 07/01/26	50	63,098
Series B, 5.00%, 07/01/26 (Call 06/01/26)	30	37,779
Los Angeles Unified School District/CA GO
Series A, 5.00%, 07/01/26	65	81,610
Series C, 5.00%, 07/01/26 (Call 07/01/24)	145	170,933
Palo Alto Unified School District GO, 0.00%, 08/01/26(a)	70	64,828
Rancho Water District Financing Authority RB, Series B, 5.00%, 08/01/28 (Call 08/01/26)	25	31,445
San Diego Unified School District/CA GO
Series A, 0.00%, 07/01/26(a)	50	46,195
Series R-5, 5.00%, 07/01/26	75	94,645
San Francisco City & County Airport Commission San Francisco International Airport RB, Series A, 5.00%, 05/01/26	85	106,902
San Mateo County Community College District GO
Series A, 0.00%, 09/01/26 (NPFGC)(a)	95	88,545
Series B, 0.00%, 09/01/26 (NPFGC)(a)	95	88,545
Santa Barbara Community College District GO, 5.00%, 08/01/29 (Call 08/01/26)	50	62,869

Security	Par (000)	Value

California (continued)
Santa Clara Valley Transportation Authority RB, Series A, 5.00%, 06/01/26	$55	$69,678
Santa Clara Valley Water District COP, 5.00%, 02/01/29 (Call 02/01/26)	40	49,651
Santa Monica-Malibu Unified School District GO, 4.00%, 08/01/26 (Call 08/01/25)	40	47,085
State of California Department of Water Resources RB
5.00%, 12/01/26 (Call 06/01/26)	50	63,051
5.00%, 12/01/27 (Call 12/01/26)	100	127,528
Series AS, 5.00%, 12/01/26 (Call 12/01/24)	25	30,056
State of California GO
4.00%, 09/01/27 (Call 09/01/26)	100	119,048
5.00%, 10/01/26	220	277,999
5.00%, 11/01/26	100	126,629
5.00%, 09/01/28 (Call 09/01/26)	200	251,260
5.00%, 09/01/29 (Call 09/01/26)	100	125,503
5.00%, 08/01/30 (Call 08/01/26)	15	18,707
Series C, 5.00%, 08/01/27 (Call 08/01/26)	150	188,134
Series C, 5.00%, 08/01/28 (Call 08/01/26)	100	125,277
University of California RB
5.00%, 05/15/26	25	31,510
Series AM, 5.00%, 05/15/26 (Call 05/15/24)	105	124,070

		3,333,973

Colorado — 1.0%
Denver City & County School District No. 1 GO
4.00%, 12/01/26 (Call 12/01/25) (SAW)	75	87,772
5.00%, 12/01/30 (Call 12/01/26) (SAW)	100	124,794
University of Colorado RB, Series A-2, 5.00%, 06/01/26	50	62,222

		274,788

Connecticut — 2.4%
State of Connecticut GO
5.00%, 09/15/26	70	87,284
5.00%, 10/15/26	120	149,925
Series B, 5.00%, 05/15/27 (Call 05/15/26)	100	122,690
State of Connecticut Special Tax Revenue RB
Series A, 5.00%, 09/01/27 (Call 09/01/26)	100	123,816
Series A, 5.00%, 09/01/28 (Call 09/01/26)	25	30,834
Series B, 5.00%, 09/01/28 (Call 09/01/26)	100	123,335

		637,884

Delaware — 0.8%
Delaware Transportation Authority RB, 5.00%, 07/01/27 (Call 07/01/26)	45	56,067
State of Delaware GO
5.00%, 02/01/26	80	99,444
Series D, 5.00%, 07/01/27 (Call 07/01/26)	50	62,578

		218,089

District of Columbia — 0.9%
District of Columbia GO
Series B, 5.00%, 06/01/26 (Call 06/01/25)	50	60,686
Series D, 5.00%, 06/01/27 (Call 12/01/26)	125	158,304
Series D, 5.00%, 06/01/28 (Call 12/01/26)	25	31,480

		250,470

Florida — 5.1%
County of Miami-Dade FL Aviation Revenue RB, Series B, 5.00%, 10/01/26 (Call 10/01/25)	85	103,148
County of Miami-Dade FL Water & Sewer System Revenue RB, 5.00%, 10/01/26 (Call 10/01/25)	160	194,259
Florida’s Turnpike Enterprise RB, Series C, 5.00%, 07/01/29 (Call 07/01/26)	100	124,124

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2026 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Orange County School Board COP, 5.00%, 08/01/26	$50	$62,306
Reedy Creek Improvement District GOL
5.00%, 06/01/26	100	124,237
5.00%, 06/01/27 (Call 06/01/26)	50	61,890
School Board of Miami-Dade County (The) GO, 5.00%, 03/15/28 (Call 03/15/26)	100	122,718
School District of Broward County/FL COP
Series B, 5.00%, 07/01/26	25	31,019
Series B, 5.00%, 07/01/27 (Call 07/01/26)	40	49,390
State of Florida GO
5.00%, 06/01/26 (Call 06/01/24)	40	46,854
5.00%, 07/01/26	70	87,541
5.00%, 06/01/28 (Call 06/01/26)	50	62,043
Series F, 5.00%, 06/01/29 (Call 06/01/26)	100	123,658
State of Florida Lottery Revenue RB, Series A, 5.00%, 07/01/26	115	143,899

		1,337,086

Georgia — 0.7%
State of Georgia GO
Series A-1, 5.00%, 02/01/26	30	37,232
Series E, 5.00%, 12/01/28 (Call 12/01/26)	100	126,169
Series F, 5.00%, 01/01/26	25	30,947

		194,348

Hawaii — 1.9%
City & County Honolulu HI Wastewater System Revenue RB, 5.00%, 07/01/28 (Call 07/01/26)	100	123,802
City & County of Honolulu HI GO, Series B, 5.00%, 10/01/26 (Call 10/01/25)	75	91,600
State of Hawaii GO
5.00%, 10/01/29 (Call 10/01/26)	100	124,528
Series EY, 5.00%, 10/01/26 (Call 10/01/25)	20	24,464
Series FE, 5.00%, 10/01/27 (Call 10/01/26)	65	81,532
State of Hawaii State Highway Fund RB, 5.00%, 01/01/29 (Call 07/01/26)	50	61,876

		507,802

Illinois — 0.7%
Chicago O’Hare International Airport RB, 5.00%, 01/01/26	55	67,162
State of Illinois GO, Series D, 5.00%, 11/01/26	100	118,363

		185,525

Indiana — 1.2%
Indiana Finance Authority RB
Series A, 5.00%, 10/01/26 (Call 10/01/24)	100	118,510
Series C, 5.00%, 06/01/27 (Call 12/01/26)	60	75,760
Series E, 5.00%, 02/01/26	30	37,133
Series E, 5.00%, 02/01/29 (Call 08/01/26)	60	74,495

		305,898

Louisiana — 1.7%
State of Louisiana Gasoline & Fuels Tax Revenue RB
Series B, 5.00%, 05/01/26	100	123,908
Series B, 5.00%, 05/01/26 (Call 05/01/25)	50	60,175
State of Louisiana GO
5.00%, 09/01/26	25	31,234
Series B, 5.00%, 08/01/26	100	124,683
Series B, 5.00%, 08/01/29 (Call 08/01/26)	55	67,789
State of Louisiana RB, Series A, 5.00%, 09/01/26	30	37,481

		445,270

Maine — 0.5%
State of Maine GO, Series B, 5.00%, 06/01/26	100	124,792

Security	Par (000)	Value

Maryland — 1.6%
County of Anne Arundel MD GOL, 5.00%, 10/01/26 (Call 10/01/25)	$90	$110,142
County of Montgomery MD GO, 4.00%, 12/01/26 (Call 12/01/24)	25	28,607
County of Prince George’s MD GO, Series A, 5.00%, 09/15/26	35	44,151
State of Maryland Department of Transportation RB, 5.00%, 10/01/28 (Call 10/01/26)	100	125,033
Washington Suburban Sanitary Commission RB, 5.00%, 06/01/27 (Call 06/01/26) (GTD)	100	124,541

		432,474

Massachusetts — 2.3%
City of Boston MA GO, Series B, 4.00%, 03/01/26	60	71,519
Commonwealth of Massachusetts GOL
5.00%, 07/01/30 (Call 07/01/26)	100	124,097
Series B, 5.00%, 01/01/26	20	24,732
Commonwealth of Massachusetts Transportation Fund Revenue RB, Series A, 5.00%, 06/01/26	50	62,570
Massachusetts Bay Transportation Authority RB, Series A, 4.00%, 07/01/26	50	59,634
Massachusetts Water Resources Authority RB, Series B, 5.25%, 08/01/26 (AGM)	200	254,364

		596,916

Michigan — 0.3%
Michigan State Building Authority RB, Series I, 5.00%, 10/15/30 (Call 10/15/26)	55	67,592

Minnesota — 1.2%
County of Hennepin MN GO, 5.00%, 12/01/30 (Call 12/01/26)	165	205,910
State of Minnesota GO, Series B, 4.00%, 08/01/26 (Call 08/01/24)	100	113,399

		319,309

Mississippi — 0.9%
State of Mississippi GO
5.00%, 10/01/26	35	43,995
Series B, 5.00%, 12/01/29 (Call 12/01/26)	90	112,654
Series C, 5.00%, 10/01/26 (Call 10/01/25)	60	73,170

		229,819

Missouri — 1.3%
Metropolitan St Louis Sewer District RB, Series C, 5.00%, 05/01/27 (Call 05/01/26)	50	62,036
Missouri Highway & Transportation Commission RB, First Series, 5.00%, 05/01/26 (Call 05/01/24)	100	117,004
Missouri State Environmental Improvement & Energy Resources Authority RB, Series B, 5.00%, 07/01/26 (Call 07/01/25)	125	152,446

		331,486

Nebraska — 0.9%
Nebraska Public Power District RB, 5.00%, 01/01/29 (Call 01/01/26)	95	115,197
Omaha Public Power District RB, Series A, 5.00%, 02/01/30 (Call 02/01/26)	100	122,251

		237,448

Nevada — 1.7%
Clark County School District GOL, Series A, 5.00%, 06/15/26	75	92,954
County of Clark Department of Aviation RB, Series C, 5.00%, 07/01/26	35	43,672
County of Clark NV GOL, Series B, 5.00%, 11/01/27 (Call 11/01/26)	100	125,540
County of Clark NV RB, Series A, 5.00%, 07/01/26 (Call 07/01/24)	90	105,492

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2026 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Nevada (continued)
Washoe County School District/NV GOL, Series A, 5.00%, 06/01/26 (Call 06/01/25)	$70	$84,316

		451,974

New Jersey — 2.9%
County of Union New Jersey GO, 4.00%, 03/01/26	35	41,423
New Jersey Economic Development Authority RB
4.25%, 06/15/26 (Call 06/15/25)	125	139,942
Series AAA, 5.00%, 06/15/26	100	119,989
New Jersey Transportation Trust Fund Authority RB
Series A, 5.00%, 06/15/28 (Call 06/15/26)	125	148,982
Series A, 5.00%, 06/15/29 (Call 06/15/26)	80	94,963
Series A, 5.00%, 06/15/30 (Call 06/15/26)	70	82,705
Series AA, 5.00%, 06/15/26 (Call 06/15/24)	100	114,751
Series AA, 5.00%, 06/15/26 (Call 06/15/25)	25	29,261

		772,016

New Mexico — 0.4%
New Mexico Finance Authority RB, 5.00%, 06/15/26 (Call 06/15/24)	100	117,294

New York — 10.4%
City of New York NY GO
5.00%, 03/01/26 (Call 03/01/24)	100	116,338
5.00%, 08/01/27 (Call 08/01/26)	100	125,065
Series A, 5.00%, 08/01/26	100	125,396
Series B-1, 5.00%, 12/01/28 (Call 12/01/26)	50	62,747
Series E, 5.00%, 08/01/30 (Call 08/01/26)	55	67,816
Hudson Yards Infrastructure Corp. RB, Series A, 5.00%, 02/15/26	25	30,976
Long Island Power Authority RB, 5.00%, 09/01/26	100	124,792
Metropolitan Transportation Authority RB
Series B-2, 5.00%, 11/15/26	125	157,129
Series B3B, 5.00%, 11/15/30 (Call 11/15/26)	145	180,864
New York City Transitional Finance Authority Building Aid Revenue RB, 5.00%, 07/15/26 (SAW)	100	125,705
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 05/01/29 (Call 05/01/26)	40	49,551
Series E1, 4.00%, 02/01/26	125	147,850
Series E1, 5.00%, 02/01/30 (Call 02/01/26)	150	183,669
Series F-3, 5.00%, 02/01/30 (Call 02/01/26)	40	48,978
New York City Water & Sewer System RB
5.00%, 06/15/26	50	62,950
Series BB-2, 5.00%, 06/15/26 (Call 12/15/24)	130	156,303
New York State Dormitory Authority RB
5.00%, 03/15/26	75	93,301
5.00%, 03/15/29 (Call 09/15/26)	50	62,589
Series A, 5.00%, 02/15/26 (Call 02/15/24)	45	52,351
Series A, 5.00%, 02/15/29 (Call 08/15/26)	35	43,546
Series D, 5.00%, 02/15/28 (Call 08/15/26)	95	118,436
New York State Environmental Facilities Corp. RB, Series E, 5.00%, 06/15/26	50	62,809
New York State Thruway Authority RB
5.00%, 01/01/26	100	123,076
5.00%, 01/01/28 (Call 01/01/26)	140	170,807
New York State Urban Development Corp. RB
4.00%, 03/15/26	20	23,693
5.00%, 03/15/30 (Call 03/15/26)	95	116,625
Series A-1, 5.00%, 03/15/26	100	124,402

		2,757,764

Security	Par (000)	Value

North Carolina — 1.7%
County of Buncombe NC RB, 5.00%, 06/01/26	$35	$43,604
North Carolina Municipal Power Agency No. 1 RB, Series A, 5.00%, 01/01/29 (Call 07/01/26)	100	122,919
State of North Carolina GO, Series A, 5.00%, 06/01/28 (Call 06/01/26)	150	186,752
State of North Carolina RB, Series B, 5.00%, 06/01/26	70	87,305

		440,580

Ohio — 3.1%
City of Columbus OH GO, 4.00%, 08/15/26 (Call 08/15/25)	75	87,386
County of Hamilton OH Sales Tax Revenue RB, Series A, 5.00%, 12/01/26	100	125,689
Ohio Water Development Authority RB, 5.00%, 12/01/27 (Call 12/01/26)	250	315,415
Ohio Water Development Authority Water Pollution Control Loan Fund RB, 5.00%, 06/01/26	30	37,479
State of Ohio GO
5.00%, 05/01/26	75	93,548
Series S, 5.00%, 05/01/26	100	124,730
State of Ohio RB, Series B, 5.00%, 10/01/26	30	37,622

		821,869

Oklahoma — 0.2%
Grand River Dam Authority RB, Series A, 5.00%, 06/01/26	40	49,667

Oregon — 2.6%
City of Portland OR Sewer System Revenue RB, Series A, 5.00%, 05/01/27 (Call 05/01/26)	150	186,005
Oregon State Lottery RB, 5.00%, 04/01/26 (Call 04/01/25) (MORAL OBLG)	150	180,783
Portland Community College District GO
5.00%, 06/15/28 (Call 06/15/26)	40	49,518
5.00%, 06/15/29 (Call 06/15/26)	80	98,800
State of Oregon GO, 5.00%, 12/01/29 (Call 12/01/26)	135	168,981

		684,087

Pennsylvania — 3.6%
Commonwealth of Pennsylvania GO
First Series, 5.00%, 09/15/26	100	124,691
Second Series, 5.00%, 09/15/26	155	193,271
Second Series, 5.00%, 09/15/28 (Call 09/15/26)	200	246,332
Delaware River Port Authority RB, Series B, 5.00%, 01/01/26	75	92,307
Pennsylvania Turnpike Commission RB, 5.00%, 12/01/26	135	169,075
School District of Philadelphia (The) GOL, 5.00%, 09/01/26 (SAW)	100	122,586

		948,262

Rhode Island — 0.3%
Rhode Island Commerce Corp. RB, Series A, 5.00%, 06/15/26	70	86,708

Tennessee — 2.3%
City of Memphis TN GO, Series A, 5.00%, 04/01/26 (Call 04/01/25)	30	36,102
County of Blount TN GO, Series B, 5.00%, 06/01/27 (Call 06/01/26)	100	124,194
County of Montgomery TN GO, 5.00%, 04/01/26	100	124,052
Metropolitan Government of Nashville & Davidson County TN Electric Revenue RB, Series B, 5.00%, 05/15/26	75	93,331
Metropolitan Government of Nashville & Davidson County TN GO
4.00%, 01/01/28 (Call 07/01/26)	45	53,089
5.00%, 01/01/26	65	80,252
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB, 5.00%, 07/01/26	30	37,433
State of Tennessee GO, Series A, 5.00%, 08/01/26	25	31,457

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2026 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tennessee (continued)
Tennessee State School Bond Authority RB, Series B, 5.00%, 11/01/26	$25	$31,489

		611,399

Texas — 13.8%
Aldine Independent School District GO, 5.00%, 02/15/26 (PSF)	25	30,860
Austin Independent School District GO
5.00%, 08/01/26	55	68,654
5.00%, 08/01/30 (Call 08/01/26) (PSF)	75	93,004
City of Austin TX GOL, 5.00%, 09/01/28 (Call 09/01/26)	65	81,190
City of Austin TX Water & Wastewater System Revenue RB, 5.00%, 11/15/30 (Call 11/15/26)	100	124,145
City of Dallas TX Waterworks & Sewer System Revenue RB
Series A, 5.00%, 10/01/27 (Call 10/01/26)	100	125,215
Series A, 5.00%, 10/01/29 (Call 10/01/26)	100	124,528
City of San Antonio Texas Electric & Gas Systems Revenue RB, 5.00%, 02/01/26	30	37,074
City of San Antonio TX Electric & Gas Systems Revenue RB
5.00%, 02/01/26 (Call 02/01/24)	25	29,007
5.00%, 02/01/30 (Call 08/01/26)	125	154,257
Clear Creek Independent School District GO, Series A, 5.00%, 02/15/26 (Call 02/15/25) (PSF)	60	71,984
County of Fort Bend TX GOL, 5.00%, 03/01/28 (Call 03/01/26)	100	123,188
County of Harris TX RB, 5.00%, 08/15/26 (Call 08/15/25)	100	121,413
Crowley Independent School District GO, Series A, 5.00%, 08/01/26 (Call 08/01/25) (PSF)	45	54,445
Cypress-Fairbanks Independent School District GO, 5.00%, 02/15/26 (PSF)	40	49,455
Dallas Area Rapid Transit RB, 5.00%, 12/01/26	25	31,479
Keller Independent School District/TX GO, Series A, 5.00%, 02/15/26 (Call 02/15/25) (PSF)	150	179,961
Klein Independent School District GO, 5.00%, 08/01/26 (PSF)	75	93,672
Leander Independent School District GO
5.00%, 08/15/26 (PSF)	100	124,586
5.00%, 08/15/28 (Call 02/15/26) (PSF)	100	122,926
Lower Colorado River Authority RB, Series B, 5.00%, 05/15/26 (Call 05/15/25)	25	30,034
North East Independent School District/TX GO, 4.00%, 08/01/30 (Call 08/01/26) (PSF)	150	173,601
North Texas Municipal Water District RB, 5.00%, 06/01/28 (Call 06/01/26)	100	124,085
North Texas Municipal Water District Water System Revenue RB, 5.00%, 09/01/30 (Call 09/01/26)	25	30,905
North Texas Tollway Authority RB
5.00%, 01/01/26	30	36,845
5.00%, 01/01/29 (Call 01/01/26)	120	144,828
Series A, 5.00%, 01/01/28 (Call 01/01/26)	60	72,935
Northwest Independent School District GO, 5.00%, 02/15/29 (Call 02/15/26) (PSF)	55	67,507
San Jacinto College District GOL, 5.00%, 02/15/26 (Call 02/15/25)	50	59,960
State of Texas GO
5.00%, 08/01/27 (Call 08/01/26)	95	118,271
5.00%, 04/01/29 (Call 04/01/26)	180	220,934
Series A, 5.00%, 04/01/29 (Call 04/01/26)	100	122,741
Texas A&M University RB
Series C, 5.00%, 05/15/26	60	74,747
Series E, 4.00%, 05/15/27 (Call 05/15/26)	45	53,006
Texas Transportation Commission State Highway Fund RB
5.25%, 04/01/26	25	31,335
Series A, 5.00%, 10/01/26	100	125,408

Security	Par (000)	Value

Texas (continued)
Texas Water Development Board RB
5.00%, 04/15/26	$70	$87,018
Series A, 5.00%, 10/15/26	100	125,894
University of Texas System (The) RB, Series C, 5.00%, 08/15/26	85	106,690

		3,647,787

Utah — 0.5%
State of Utah GO, 5.00%, 07/01/26	70	87,838
Utah Transit Authority RB, Series A, 5.00%, 06/15/26 (Call 06/15/25)	35	42,364

		130,202

Vermont — 0.5%
Vermont Municipal Bond Bank RB, 5.00%, 12/01/26	100	125,914

Virginia — 4.0%
City of Falls Church VA GO, 5.00%, 07/15/27 (Call 07/15/26)	150	188,454
City of Richmond VA GO, Series D, 5.00%, 03/01/26 (SAW)	30	37,175
County of Arlington VA GO
5.00%, 08/15/26	35	44,058
Series A, 5.00%, 08/15/30 (Call 08/15/26)	160	200,198
County of Fairfax VA Sewer Revenue RB, Series A, 5.00%, 07/15/29 (Call 07/15/26)	190	237,675
Virginia College Building Authority RB
5.00%, 02/01/26	125	154,311
Series B, 5.00%, 09/01/26 (Call 09/01/25)	75	91,381
Virginia Commonwealth Transportation Board RB, 5.00%, 05/15/26 (Call 05/15/24)	100	117,192

		1,070,444

Washington — 4.8%
City of Seattle WA GOL, Series A, 5.00%, 06/01/26 (Call 06/01/25)	175	212,611
City of Seattle WA Municipal Light & Power Revenue RB, Series B, 5.00%, 04/01/28 (Call 04/01/26)	80	98,450
County of King WA Sewer Revenue RB, Series B, 5.00%, 07/01/26	20	24,984
Energy Northwest RB
Series A, 5.00%, 07/01/26	25	31,229
Series C, 5.00%, 07/01/26 (Call 07/01/24)	100	117,686
King County School District No. 405 Bellevue GO, 5.00%, 12/01/30 (Call 12/01/26) (GTD)	100	124,645
State of Washington GO
5.00%, 08/01/28 (Call 08/01/26)	125	155,795
5.00%, 07/01/30 (Call 01/01/26)	160	194,621
5.00%, 08/01/30 (Call 08/01/26)	130	160,749
Series C, 5.00%, 02/01/26	25	30,977
University of Washington RB, Series A, 5.00%, 12/01/28 (Call 12/01/26)	100	125,419

		1,277,166

West Virginia — 0.9%
School Building Authority of West Virginia RB, 5.00%, 07/01/26 (Call 07/01/24)	80	93,664
State of West Virginia GO
Series A, 0.00%, 11/01/26 (NPFGC)(a)	100	91,774
Series B, 5.00%, 12/01/26	45	56,729

		242,167

Wisconsin — 2.2%
State of Wisconsin Environmental Improvement Fund Revenue RB, Series A, 5.00%, 06/01/26	35	43,824
State of Wisconsin GO 4.00%, 11/01/26 (Call 05/01/25)	75	86,431

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2026 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Wisconsin (continued)
5.00%, 11/01/26 (Call 05/01/25)	$190	$229,457
State of Wisconsin RB, Series B, 5.00%, 05/01/28 (Call 05/01/26)	100	123,605
Wisconsin Department of Transportation RB, 5.00%, 07/01/26 (Call 07/01/25)	40	48,558
WPPI Energy RB, Series A, 5.00%, 07/01/26 (Call 07/01/24)	35	40,764

		572,639

Total Municipal Debt Obligations — 98.8% (Cost: $25,499,799)		26,113,028

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Liquidity Funds: MuniCash, 0.81%(b)(c)	48	48,212

Total Short-Term Investments — 0.2% (Cost: $48,212)		48,212

Total Investments in Securities — 99.0% (Cost: $25,548,011)		26,161,240

Other Assets, Less Liabilities — 1.0%		273,864

Net Assets — 100.0%		$26,435,104

(a)	Zero-coupon bond.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended January 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Net Activity (000)	Shares Held at 01/31/20 (000)	Value at 01/31/20	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds: MuniCash	82	(34)	48	$48,212	$716	$(2)		$(2)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$26,113,028	$—	$26,113,028
Money Market Funds	48,212	—	—	48,212

	$48,212	$26,113,028	$—	$26,161,240

Portfolio Abbreviations — Fixed Income

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

COP	Certificates of Participation

GO	General Obligation

GOL	General Obligation Limited

GTD	Guaranteed

NPFGC	National Public Finance Guarantee Corp.

PSF	Permanent School Fund

RB	Revenue Bond

SAW	State Aid Withholding